As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Wayne Willems
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

(214) 365-5200
Registrant's telephone number, including area code

Date of fiscal year end: 11/30/07

Date of reporting period:  8/31/07

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited)			August 31, 2007

	Security Description	Shares	Value
	COMMON STOCKS - 96.6%
	Basic Resources - 3.1%
	Dynamic Materials Corp.	33,700	$1,448,763
	Northwest Pipe Co.*+	20,600	767,968
	Scorpio Mining Corporation*f	636,300	763,560
			2,980,291
	Business Services - 10.3%
	Cornell Companies, Inc.*	194,100	4,675,869
	Darling International, Inc.*	224,000	1,892,800
	ICOP Digital, Inc.*+	112,500	641,250
	Rainmaker Systems*	170,100	1,500,282
	Website Pros, Inc.*+	136,700	1,194,758
			9,904,959
	Consumer Non Durables - 1.4%
	True Religion Apparel, Inc.*+	80,400	1,349,112

	Consumer Services - 6.5%
	Aces Wired (Acquired 09/26/2006, Cost $1,000,000)*^#	200,000	750,000
	Calavo Growers, Inc.	55,600	1,001,912
	Granite City Food & Brewery Ltd.*	165,000	772,200
	Grill Concepts, Inc.*	100,000	721,000
	Kona Grill, Inc.*+	55,100	945,516
	Omega Protein Corp.*	226,900	2,064,790
			6,255,418
	Electronic Components - 6.6%
	Astronics Corp.*	39,600	1,244,232
	NetLogic Microsystems, Inc.*+	57,600	1,689,408
	Pericom Semiconductor Corp.*+	153,800	1,771,776
	Silicom Ltd.*f+	79,400	1,694,396
			6,399,812
	Electronic Technology - 1.2%
	OSI Systems, Inc.*	46,100	1,148,351

	Energy - 8.8%
	Bolt Technology Corp.*+	45,100	1,718,761
	Carrizo Oil & Gas, Inc.*+	25,400	997,458
	Furmanite Corporation*	221,200	1,800,568
	Mitcham Industries, Inc.*	133,700	2,581,747
	TGC Industries, Inc.*	150,500	1,399,650
			8,498,184
	Healthcare Products - 8.7%
	Cardiac Science Corp.*	181,600	1,708,856
	Micrus Endovascular Corp.*	83,400	1,986,588
	NuVasive, Inc.*	43,200	1,378,080
	The Spectranetics Corporation*	111,800	1,646,814
	Symmetry Medical, Inc.*	104,300	1,671,929
			8,392,267
	Healthcare Services - 8.5%
	Animal Health International, Inc.*	75,300	854,655
	HMS Holdings Corp.*+	94,100	2,216,055
	MWI Veterinary Supply, Inc.*	26,200	994,814
	Sun Healthcare Group, Inc.*	275,100	4,090,737
			8,156,261
	Healthcare Technology - 7.4%
	AFP Imaging Corp.*	555,500	761,035
	Durect Corporation*+	229,900	1,165,593
	Natus Medical, Inc.*+	90,600	1,457,754
	Omnicell, Inc.*	97,500	2,353,650
	Phase Forward*	78,100	1,393,304
			7,131,336
	Industrial - 5.9%
	Hardinge, Inc.	50,900	1,774,883
	Limco-Piedmont, Inc.*	126,100	1,501,851
	RBC Bearings, Inc.*	68,500	2,431,750
			5,708,484
	Technology Services & Software - 19.5%
	Aladdin Knowledge Systems Ltd.*f	92,300	1,971,528
	BluePhoenix Solutions Ltd.*f	296,000	4,676,800
	Double-Take Software, Inc.*	66,800	1,154,304
	Fundtech Ltd.*f+	141,500	2,184,760
	PROS Holdings, Inc.*+	107,100	1,429,785
	Smith Micro Software, Inc.*+	111,600	1,840,284
	Virtusa Corp.*	108,100	1,532,858
	Vocus, Inc.*+	96,400	2,410,000
	Wireless Ronin Technologies Inc.*+	212,600	1,558,358
			18,758,677
	Telecommunications - 6.5%
	Alvarion Ltd.*f	83,700	985,149
	Ceragon Networks Ltd.*f	134,290	2,262,787
	Globecomm Systems, Inc.*	147,400	2,042,964
	Telular Corp.*	180,100	1,008,560
			6,299,460
	Transportation - 2.2%
	Excel Maritime Carriers Ltd.f	48,800	2,099,864
	TOTAL COMMON STOCKS (Cost $79,346,889)		93,082,476

	WARRANTS - 0.0%
	Grill Concepts, Inc. Warrants, Strike price $8.05, Expiration 7/13/2012*	35,000	4,375
	TOTAL WARRANTS (Costs $4,400)
		Principal
		Amount
	SHORT TERM INVESTMENTS - 3.9%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 3.9%
	Federal Home Loan Bank Discontinued Note, 0.000%, 9/04/2007	$3,787,721	3,787,721
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	2,615	2,615
	TOTAL SHORT TERM INVESTMENTS (Cost $3,790,336)		3,790,336
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.4%
	Boston Global Investment Trust Enhanced Portfolio, L.P.	10,060,425	10,060,425
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $10,060,425)			10,060,425
	Total Investments 110.9% (Cost $93,202,050)		106,937,612
	Liabilities in Excess of Other Assets - (10.9)%		(10,518,201)
	TOTAL NET ASSETS - 100.0%		$96,419,411

*	Non Income Producing
f	Foreign Issued Security
^	Restricted Security. Purchased in a private placement transaction: resale
	to the public may require registration or may extend only to qualified institutional buyers.
#	Fair Valued Security
+	All or portion of this security is on loan.

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited)		August 31, 2007

Security Description		Shares	Value
	COMMON STOCKS - 97.5%
	Basic Resources - 4.6%
	Dynamic Materials Corp.	7,500	$322,425
	Northwest Pipe Co.*+	7,000	260,960
	Olin Corp.	23,200	497,408
	Terra Industries, Inc.*	16,500	428,505
			1,509,298
	Business Services - 12.9%
	Cornell Companies, Inc.*	55,000	1,324,950
	Corrections Corporation of America*	32,900	844,214
	Darling International, Inc.*	75,900	641,355
	Geo Group Inc.*	47,300	1,408,121
			4,218,640
	Consumer Durables - 3.3%
	Interface, Inc.	25,300	456,412
	Tempur-Pedic International, Inc.+	21,300	615,570
			1,071,982
	Consumer Merchandising - 5.3%
	Guess ?, Inc.	14,700	779,100
	J. Crew Group, Inc.*	6,400	318,784
	Zumiez, Inc.*	13,200	640,596
			1,738,480
	Consumer Non Durables - 4.7%
	Crocs, Inc.*+	14,500	856,080
	True Religion Apparel, Inc.*+	22,800	382,584
	Volcom, Inc.*	7,800	304,434
			1,543,098
	Consumer Services - 1.8%
	Bally Technologies, Inc.*	17,700	587,109
	Electronic Components - 8.4%
	Anadigics, Inc.*+	28,900	475,694
	Atheros Communications, Inc.*	21,700	649,047
	Microsemi Corp.*	22,300	565,528
	NetLogic Microsystems, Inc.*+	20,200	592,466
	Silicon Laboratories, Inc.*	12,300	454,116
			2,736,851
	Electronic Technology - 3.2%
	Foundry Networks, Inc.*	35,500	656,395
	OSI Systems, Inc.*	15,700	391,087
			1,047,482
	Energy - 5.6%
	Berry Petroleum Co.	12,800	436,224
	Bolt Technology Corp.*+	7,900	301,069
	Carrizo Oil & Gas, Inc.*+	8,800	345,576
	Dawson Geophysical Co.*	5,400	366,444
	Ja Solar Holdings Co., Ltd. - ADR*	10,400	381,368
			1,830,681
	Healthcare Products - 10.8%
	Cardiac Science Corp.*	45,700	430,037
	KV Pharmaceutical Co.*	32,800	896,424
	Micrus Endovascular Corp.*	14,600	347,772
	NuVasive, Inc.*	14,600	465,740
	PDL BioPharma, Inc.*	27,500	536,525
	The Spectranetics Corporation*	29,700	437,481
	Symmetry Medical, Inc.*	27,200	436,016
			3,549,995
	Healthcare Services - 6.8%
	HMS Holdings Corp.*	31,200	734,760
	MWI Veterinary Supply, Inc.*	8,900	337,933
	Sun Healthcare Group, Inc.*	77,700	1,155,399
			2,228,092
	Healthcare Technology - 6.7%
	Omnicell, Inc.*	24,700	596,258
	Phase Forward*	26,100	465,624
	Respironics, Inc.*	14,300	678,249
	Thoratec Corp.*	21,400	442,338
			2,182,469
	Industrial - 5.2%
	AGCO Corp.*	10,700	462,240
	Chicago Bridge & Iron Co. NVf	8,800	328,680
	Greif, Inc.	5,500	320,210
	RBC Bearings, Inc.*	16,400	582,200
			1,693,330
	Technology Services & Software - 13.0%
	Aladdin Knowledge Systems Ltd.*f	30,800	657,888
	BluePhoenix Solutions Ltd.*f	69,700	1,101,260
	Lawson Software, Inc.*	51,700	507,177
	Shanda Interactive Entertainment, Ltd. - ADR*	31,400	937,604
	Smith Micro Software, Inc.*+	37,900	624,971
	Vocus, Inc.*	16,300	407,500
			4,236,400
	Telecommunications - 2.4%
	Ceragon Networks Ltd.*f+	45,824	772,134

	Transportation - 2.8%
	DryShips, Inc.f	8,200	585,152
	Kirby Corp.*	8,700	333,036
			918,188
	TOTAL COMMON STOCKS (Cost $26,407,928)		31,864,229
		Principal
		Amount
	SHORT TERM INVESTMENTS - 3.8%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 3.8%
	Federal Home Loan Bank Discontinued Note, 0.000%, 9/04/2007	$1,224,587	1,224,587
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	1,035	1,035
	TOTAL SHORT TERM INVESTMENTS (Cost $1,225,622)		1,225,622
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.7%
	Boston Global Investment Trust Enhanced Portfolio, L.P.	4,488,375	4,488,375
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $4,488,375)			4,488,375
	Total Investments 115.0% (Cost $32,121,925)		37,578,226
	Liabilities in Excess of Other Assets - (15.0)%		(4,892,569)
	TOTAL NET ASSETS - 100.0%		$32,685,657

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security
+	All or portion of this security is on loan.

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
Porfolio of Investments (Unaudited)			August 31, 2007

	Security Description	Shares	Value
	COMMON STOCKS - 97.5%
	Basic Resources - 5.0%
	Allegheny Technologies, Inc.	4,300	$427,377
	FMC Corp.	9,800	882,000
	Olin Corp.	29,600	634,624
	Titanium Metals Corp.*+	14,300	448,305
			2,392,306
	Business Services - 3.7%
	Corrections Corporation of America*	36,700	941,722
	Geo Group Inc.*+	27,300	812,721
			1,754,443
	Consumer Durables - 2.0%
	Dollar Tree Stores, Inc.*	21,700	942,865
	Consumer Merchandising - 4.7%
	Abercrombie & Fitch Co. - Class A	6,600	519,420
	Guess ?, Inc.	18,900	1,001,700
	J. Crew Group, Inc.*	14,400	717,264
			2,238,384
	Consumer Non Durables - 4.1%
	Crocs, Inc.*+	21,400	1,263,456
	Smithfield Foods, Inc.*	21,300	697,149
			1,960,605
	Consumer Services - 2.1%
	Dolby Laboratories, Inc.*	26,900	979,967
	Consumer Stables - 1.1%
	Pilgrims Pride Corporation	13,500	547,965
	Defense - 1.7%
	BE Aerospace, Inc.*	20,700	806,679
	Electronic Components - 10.9%
	Intersil Corp.	30,400	1,012,928
	MEMC Electronic Materials, Inc.*	19,200	1,179,264
	National Semiconductor Corp.	33,500	881,720
	NVIDIA Corporation*	23,800	1,217,608
	Silicon Laboratories, Inc.*	24,500	904,540
			5,196,060
	Electronic Technology - 4.4%
	Foundry Networks, Inc.*	34,200	632,358
	Trimble Navigation Ltd.*	15,900	561,429
	Varian Semiconductor Equipment Associates, Inc.*	16,400	912,332
			2,106,119
	Energy - 10.0%
	Berry Petroleum Co.	21,800	742,944
	Cameron International Corp.*	12,500	1,022,125
	National-Oilwell, Inc.*	9,200	1,177,600
	Noble Corp.f	24,600	1,206,876
	Quicksilver Resources, Inc.*+	16,200	647,190
			4,796,735
	Financial Institutions - 2.4%
	InterContinental Exchange, Inc.*	7,700	1,123,199
	Financial Services & Software - 1.6%
	Mastercard, Inc.+	5,700	780,843
	Healthcare Products - 2.7%
	KV Pharmaceutical Co.*	28,800	787,104
	PDL BioPharam, Inc.*	24,900	485,799
			1,272,903
	Healthcare Services - 4.2%
	Cerner Corp.*	10,000	570,400
	Covance Inc.*	10,800	791,856
	Sun Healthcare Group, Inc.*	43,700	649,819
			2,012,075
	Healthcare Technology - 9.3%
	Gen-Probe, Inc.*	13,100	838,662
	Intuitive Surgical, Inc.*	7,700	1,703,856
	Kinetic Concepts, Inc.*	12,800	769,408
	Respironics, Inc.*	23,800	1,128,834
			4,440,760
	Industrial - 12.7%
	AGCO Corp.*	16,900	730,080
	Chicago Bridge & Iron Co. NVf	23,200	866,520
	Fluor Corp.	7,400	940,910
	Greif, Inc.	15,000	873,300
	Manitowoc Co.	8,100	643,869
	Precision Castparts, Corp.	9,100	1,185,821
	Thomas & Betts Corp.*	15,100	836,389
			6,076,889
	Technology Services & Software - 11.3%
	Focus Media Holding Ltd. - ADR*	13,700	551,699
	Juniper Networks, Inc.*	30,100	990,892
	NAVTEQ Corp.*	27,600	1,738,800
	Shanda Interactive Entertainment, Ltd. - ADR*	45,500	1,358,630
	Vocus, Inc.*	29,300	732,500
			5,372,521
	Telecommunications - 2.1%
	Ciena Corp.*	26,900	1,018,972
	Transportation - 1.5%
	Dryships, Inc.f	10,000	713,600
	TOTAL COMMON STOCKS (Cost $40,552,690)		46,533,890
		Principal
		Amount
	SHORT TERM INVESTMENTS - 2.7%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 2.7%
	Federal Home Loan Bank Discontinued Note, 0.000%, 9/04/2007	$1,268,571	1,268,571
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	851	851
	TOTAL SHORT TERM INVESTMENTS (Cost $1,269,422)		1,269,422
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.5%
	Boston Global Investment Trust Enhanced Portfolio, L.P.	2,631,925	2,631,925
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $2,631,925)			2,631,925
	Total Investments 105.7% (Cost $44,454,037)		50,435,237
	Liabilities in Excess of Other Assets - (5.7)%		(2,720,143)
	TOTAL NET ASSETS - 100.0%		$47,715,094

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security
+	All or portion of this security is on loan.

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)		August 31, 2007

	Security Description	Shares	Value
	COMMON STOCKS - 98.9%
	Basic Resources - 2.7%
	FMC Corp.	12,900	$1,161,000
	Titanium Metals Corp.*	18,600	583,110
			1,744,110
	Business Services - 4.5%
	Cornell Companies, Inc.*	35,600	857,604
	Corrections Corporation of America*	37,300	957,118
	Geo Group Inc.*	35,300	1,050,881
			2,865,603
	Consumer Durables - 2.0%
	Dollar Tree Stores, Inc.*	28,800	1,251,360
	Consumer Merchandising - 7.1%
	Abercrombie & Fitch Co. - Class A	6,900	543,030
	Amazon.com, Inc.*	13,500	1,078,785
	Costco Wholesale Corp.	12,600	778,050
	Guess ?, Inc.	21,800	1,155,400
	J. Crew Group, Inc.*	19,100	951,371
			4,506,636
	Consumer Non Durables - 3.9%
	Crocs, Inc.*+	27,000	1,594,080
	Smithfield Foods, Inc.*	27,700	906,621
			2,500,701
	Consumer Services - 3.4%
	Dolby Laboratories, Inc.*	35,600	1,296,908
	Omega Protein Corp.*	97,100	883,610
			2,180,518
	Consumer Staples - 1.1%
	Pilgrims Pride Corporation	17,400	706,266
	Defense - 1.7%
	BE Aerospace, Inc.*	27,000	1,052,190
	Electronic Components - 14.9%
	Atheros Communications, Inc.*	38,900	1,163,499
	Intersil Corp.	39,500	1,316,140
	MEMC Electronic Materials, Inc.*	24,800	1,523,216
	National Semiconductor Corp.	43,100	1,134,392
	NVIDIA Corporation*	33,700	1,724,092
	Silicon Laboratories, Inc.*	31,900	1,177,748
	Texas Instruments, Inc.	41,900	1,434,656
			9,473,743
	Electronic Technology - 2.4%
	Foundry Networks, Inc.*	44,200	817,258
	Trimble Navigation Ltd.*	20,400	720,324
			1,537,582
	Energy - 6.8%
	Berry Petroleum Co.	23,300	794,064
	Cameron International Corp.*	10,200	834,054
	National-Oilwell, Inc.*	8,700	1,113,600
	Noble Corp.f	31,600	1,550,296
			4,292,014
	Financial Institutions - 2.0%
	InterContinental Exchange, Inc.*	8,800	1,283,656
	Financial Services & Software - 1.6%
	Mastercard, Inc.	7,300	1,000,027
	Healthcare Products - 2.4%
	KV Pharmaceutical Co.*	37,500	1,024,875
	PDL BioPharam, Inc.*	26,200	511,162
			1,536,037
	Healthcare Services - 4.1%
	Cerner Corp.*	12,900	735,816
	Covance Inc.*	14,000	1,026,480
	Sun Healthcare Group, Inc.*	56,100	834,207
			2,596,503
	Healthcare Technology - 9.0%
	Gen-Probe, Inc.*	16,900	1,081,938
	Intuitive Surgical, Inc.*	9,900	2,190,672
	Kinetic Concepts, Inc.*	16,500	991,815
	Respironics, Inc.*	30,800	1,460,844
			5,725,269
	Industrial - 12.4%
	AGCO Corp.*	22,000	950,400
	Chicago Bridge & Iron Co. NVf	30,800	1,150,380
	Fluor Corp.	9,500	1,207,925
	Greif, Inc.	19,100	1,112,002
	Manitowoc Co.	10,300	818,747
	Precision Castparts, Corp.	11,500	1,498,565
	Thomas & Betts Corp.*	19,900	1,102,261
			7,840,280
	Technology Services & Software - 13.4%
	Blue Coat Systems, Inc.*	7,300	608,893
	BluePhoenix Solutions, Ltd.*f	97,200	1,535,760
	Juniper Networks, Inc.*	38,900	1,280,588
	NAVTEQ Corp.*	35,800	2,255,400
	Shanda Interactive Entertainment, Ltd. - ADR*	60,000	1,791,600
	Vocus, Inc.*	40,400	1,010,000
			8,482,241
	Telecommunications - 2.1%
	Ciena Corp.*	34,500	1,306,860
	Transportation - 1.4%
	DryShips, Inc.f	12,900	920,544
	TOTAL COMMON STOCKS (Cost $54,301,641)		62,802,140
		Principal
		Amount
	SHORT TERM INVESTMENTS - 1.2%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 1.2%
	Federal Home Loan Bank Discontinued Note, 0.000%, 9/04/2007	$7,389,750	739,750
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	1,219	1,219
	TOTAL SHORT TERM INVESTMENTS (Cost $740,969)		740,969
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.9%
	Boston Global Investment Trust Enhanced Portfolio, L.P.	1,219,750	1,219,750
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $1,219,750)			1,219,750
	Total Investments 102.0% (Cost $56,262,360)		64,762,859
	Liabilities in Excess of Other Assets - (2.0)%		(1,293,434)
	TOTAL NET ASSETS - 100.0%		$63,469,425

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security
+	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at August 31, 2007, was as follows*:

	Micro Cap Portfolio	Small Cap Portfolio	Mid Cap Portfolio	Growth Portfolio
Cost of Investments	$93,390,745	$32,167,786	$44,619,114	$56,372,176

Gross unrealized appreciation	16,000,892	5,898,030	6,771,566	9,389,055
Gross unrealized depreciation	(2,454,025)	(487,590)	(955,443)	(998,372)
Net unrealized appreciation	$13,546,867	$5,410,440	$5,816,123	$8,390,683

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brazos Mutual Funds

By (Signature and Title)   /s/ Wayne G. Willems
                                                   Wayne G. Willems, President

Date  September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Wayne G. Willems
                                                  Wayne G. Willems, President

Date  September 26, 2007

By (Signature and Title)  /s/ Benjamin C. Bell, Jr.
                                                  Benjamin C. Bell, Jr., Treasurer

Date  September 25, 2007